General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 19 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses as of December 31, 2025, 2024, and 2023 consisted of following:

	2025	2024	2023
Employee compensation and benefits	$1,077,246	927,913	$526,895
Travel and communication expenses	44,842	59,108	49,451
Rent and utilities	305,877	287,755	83,079
Consulting fees	2,148,141	677,556	1,032,197
Insurance	44,493	29,511	13,386
Depreciation and amortization expenses	193,562	125,395	116,451
Bank charges	16,733	(16,458)	1,324
Donations	4,175	11,118	4,237
Sales tax	15,368	17,657	76,654
Entertainment	28,815	27,314	23,748
Office and miscellaneous	121,059	155,940	96,006
Total	$4,000,311	$2,302,809	$2,023,428